Class A Ordinary Shares Subject to Possible Redemption - Summary of Class A Ordinary Shares Unaudited Condensed Balance Sheet (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Gross proceeds	$ 320,000,000
Class A ordinary shares issuance costs	(5,790,750)
Class A ordinary shares subject to possible redemption	320,000,000
Common Class A [Member]
Gross proceeds	320,000,000
Class A ordinary shares issuance costs	(17,455,524)
Accretion of carrying value to redemption value	(17,455,524)
Class A ordinary shares subject to possible redemption	$ 320,000,000